Financial Instruments - Financing receivables and net investment in financing lease (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financing Receivable, Recorded Investment [Line Items]
Advances/shareholder loans to joint ventures	$ 10,202	$ 7,511
Net investment in financing lease	266,635	269,288
Allowance for expected credit losses	0	0
Payment activity [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Advances/shareholder loans to joint ventures	10,202	7,511
Net investment in financing lease	$ 266,634	$ 269,288